Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Schedule Of Cash And Cash Equivalents

	December 31	December 31
	2011	2012

Denominated in U.S. dollars	$10,576	$9,157
Denominated in Euro	3,361	2,500
Denominated in NIS	318	468
Other	188	8

	$14,443	$12,133